Cash and cash equivalents (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents
Cash	$ 1,194	$ 945
Short-term investments	4,638	2,586
Cash and cash equivalents, Total	$ 5,832	$ 3,531	$ 7,584	$ 7,293